                                                       '33 ACT FILE NO.333-40455
                                                       '40 ACT FILE NO.811-08495

        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 5, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/
                         POST-EFFECTIVE AMENDMENT NO. 11
                                     AND/OR
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/
                                AMENDMENT NO. 10
                        (CHECK APPROPRIATE BOX OR BOXES)
                       NATIONWIDE INVESTING FOUNDATION III
                   (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        NATIONWIDE MID CAP GROWTH FUND
                        NATIONWIDE GROWTH FUND
                        NATIONWIDE FUND
                        NATIONWIDE S&P 500 INDEX FUND
                        NATIONWIDE BOND FUND
                        NATIONWIDE TAX-FREE INCOME FUND
                        NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND NATIONWIDE MONEY MARKET FUND
                        MORLEY CAPITAL ACCUMULATION FUND
                        PRESTIGE LARGE CAP VALUE FUND
                        PRESTIGE LARGE CAP GROWTH FUND
                        PRESTIGE SMALL CAP FUND
                        PRESTIGE BALANCED FUND
                        PRESTIGE INTERNATIONAL FUND

                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855


                                            SEND COPIES OF COMMUNICATIONS TO:



                                                 MS. ELIZABETH A. DAVIN



                                         DRUEN, DIETRICH, REYNOLDS AND KOOGLER



                                                  ONE NATIONWIDE PLAZA



                                                  COLUMBUS, OHIO 43215



                                         (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective:

[X] Immediately pursuant to paragraph (b) of Rule 485.

                       NATIONWIDE INVESTING FOUNDATION III

NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
MORLEY CAPITAL ACCUMULATION FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND

                              CROSS REFERENCE SHEET
N-1A ITEM NO.                                            LOCATION
                                     PART A
Item 1.      Cover Page                               Cover Page
Item 2.      Synopsis                                 Summary of Expenses
Item 3.      Condensed Financial Information          Financial Highlights
Item 4.      General Description of Registrant        Investment Objectives and
                                                      Policies; Investment
                                                      Techniques, Considerations
                                                      and Risk Factors
Item 5.      Management of the Fund                   Management of the Trust
Item 6.      Capital Stock and Other Securities       Additional Information;
                                                      Income Dividends and
                                                      Capital Gains
Item 7.      Purchase of Securities Being Offered     Investment in Fund Shares
Item 8.      Redemption or Repurchase                 Share Redemption
Item 9.      Pending Legal Proceedings                *

                                   PART B
Item 10.    Cover Page                                Cover Page
Item 11.    Table of Contents                         Table of Contents
Item 12.    General Information and History           General Information and
                                                      History
Item 13.    Investment Objectives and Policies        Additional Information on
                                                      Portfolio Instruments and
                                                      Investment Policies;
                                                      Investment Restrictions
Item 14.    Management of Registrant                  Trustees and Officers of
                                                      the Trust
Item 15.    Control Persons and Principal Holders of
            Securities                                Major Shareholders
Item 16.    Investment Advisory and Other Services    Investment Advisory and
                                                      Other Services
Item 17.    Brokerage Allocation                      Brokerage Allocation
Item 18.    Capital Stock and Other Securities        *
Item 19.    Purchase, Redemption and Pricing          *
Item 20.    Tax Status                                Additional General Tax
                                                      Information
Item 21.    Underwriters                              *
Item 22.    Calculation of Performance Data           Calculating Fund Yield;
                                                      Nonstandard Returns
Item 23.    Financial Statements                      Financial Statements

                                     PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration statement.

* Not applicable or negative answer.

The Prospectus for the Mid Cap Growth Fund, Growth Fund, Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Prime Shares of the Money Market Fund, and the Prospectuses, as well as the Statements of Additional Information for the Local Fund Shares and Class R and Class Y shares of the S&P 500 Index Fund, and Morley Capital Accumulation Fund, and the Prospectus and Statement of Additional Information for the Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, Balanced Fund and International Fund are incorporated by reference into this filing of Post-Effective Amendment No. 11 to the Registration Statement.

PROSPECTUS


JANUARY 5, 1999





                                CLASS R SHARES


                         NATIONWIDE MONEY MARKET FUND


                        FOR INFORMATION AND ASSISTANCE

                       CALL TOLL FREE 1 (800) 848-0920


Nationwide Money Market Fund (the "Fund") is a diversified portfolio of Nationwide Investing Foundation III (the "Trust"). The Trust is an open-end management investment company organized as a business trust under the laws of the State of Ohio, by a Declaration of Trust dated as of October 30, 1997. The Trust currently offers shares in fifteen separate portfolios or series, including the Fund, each with its own investment objective. The Fund offers two classes of shares: Class R shares and Prime Shares. This Prospectus relates only to the Class R shares of the Fund. Class R shares are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts ("Contracts") issued to employee benefit plans qualified under Section 401(a) of the Internal Revenue Code ("qualified plans") and to programs offered to qualified plans, as well as to accounts held by the Nationwide Trust Company for qualified plans.

The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less (or deemed to have such a maturity under rules of the Securities and Exchange Commission).


This Prospectus provides you with the basic information you should know before investing in Class R shares of the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated January 5, 1999 has been filed with the Securities and Exchange Commission. You may obtain a copy of the Statement of Additional Information for the Class R shares of the Fund and/or a prospectus for the Prime Shares of the Fund without charge by calling (800) 848-0920, or writing Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION FOR CLASS R SHARES OF THE FUND DATED JANUARY 5, 1999, IS INCORPORATED HEREIN BY REFERENCE.

SUMMARY OF EXPENSES

Shareholder Transaction Expenses                                  None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees                                                  0.40%
12b-1 Fees (after waiver)(1)                                     0.00%
Other Expenses(2)                                                0.35%
                                                                 -----
Total Operating Expenses                                         0.75%
                                                                 =====

This summary is provided to assist investors in understanding the various costs and expenses that an investor in the Class R shares will bear directly or indirectly.

Example:

                                                                 1 year   3 years   5 years   10 years
                                                                 ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)redemption at the end of
each time period.                                                  $ 8      $ 24      $ 42       $ 93


THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

For more information on Class expenses, see "MANAGEMENT OF THE TRUST" below.


(1) Class R shares are subject to a 0.15% 12b-1 fee which Nationwide Advisory Services, Inc. ("NAS") (the "Distributor") has agreed with the Trust to waive until further written notice to shareholders.


(2) "Other Expenses" are based upon actual expenses of the initial class of shares of the Fund for the fiscal year ending October 31, 1998 restated to reflect the different expense structure of the Class R shares of the Fund. As of January 5, 1999, Class R shares are offered subject to a 0.25% administrative servicing fee; the administrative servicing fee is not applicable to the initial class of shares.

FINANCIAL HIGHLIGHTS

Financial Highlights are not available for the Class R shares since Class R shares did not commence operations prior to December 31, 1998.


The following Financial Highlights for the Ten Year Period ended October 31, 1998 are for the Fund's initial class of shares. On May 11, 1998, the initial class of the Fund commenced operations following a reorganization. The Financial Highlights for the Ten Year Period reflect the operations of the Fund's predecessor, the Nationwide Investing Foundation - Nationwide Money Market Fund for the period prior to May 11, 1998. Class R shares of the Fund are subject to a 0.25% administrative servicing fee; the administrative servicing fee is not applicable to the initial class of shares. The Class R shares of the Fund are also subject to a 0.15% 12b-1 fee which NAS has agreed with the Trust to waive until further written notice to shareholders. The Financial Highlights for the Ten Year Period ended October 31, 1998 have been audited by KPMG LLP ( formerly KPMG Peat Marwick LLP), Independent Auditors, whose report thereon, insofar as they relate to each of the years in the five year period ended October 31, 1998, together with the financial statements for the Fund for the year ended October 31, 1998, appearing in the Annual Report of the Nationwide Investing Foundation III are incorporated by reference in the Statement of Additional Information.


The Trust's Statement of Additional Information and the Annual Report, which contain further information about the Fund's performance, may be obtained free of charge by calling 1-800-848-0920.




         (For a Prime Class share outstanding throughout the period ending)



                    INCOME & DISTRIBUTIONS                                 RATIOS & SUPPLEMENTAL DATA
                                                                               Net
         Net Asset              Div. From   Net Asset                        Invest.               Net Invest.
          Value -       Net    Net Invest.   Value -              Exp.       Income     Exp. To      Income      Net Assets at
         Beginning    Invest.     Income      End of    Total    to Avg.     to Avg.    Avg. Net     To Avg.     End of Period
 Year    of Period    Income      (Loss)      Period   Return  Net Assets  Net Assets   Assets*    Net Assets*      (000's)
 ----    ---------    ------   -----------  --------   ------  ----------  ----------   -------    -----------   -------------
 1988      $1.00       $.07       $(.07)      $1.00     6.9%      .76%        6.71%       .76%        6.71%        $421,901
 1989       1.00        .09       (.09)        1.00      8.9       .74        8.55        .74         8.55          535,292
 1990       1.00        .08       (.08)        1.00      8.0       .73        7.67        .73         7.67          600,324
 1991       1.00        .06       (.06)        1.00      6.1       .71        5.97        .71         5.97          594,988
 1992       1.00        .03       (.03)        1.00      3.5       .71        3.50        .71         3.50          488,998
 1993       1.00        .03       (.03)        1.00      2.6       .70        2.57        .73         2.54          418,615
 1994       1.00        .03       (.03)        1.00      3.3       .65        3.33        .70         3.28          491,737
 1995       1.00        .05       (.05)        1.00      5.5       .62        5.34        .67         5.29          604,711
 1996       1.00        .05       (.05)        1.00      5.1       .60        4.93        .65         4.88          729,500
 1997       1.00        .05       (.05)        1.00      5.1       .59        4.96        .64         4.91          820,657
 1998       1.00        .05       (.05)        1.00      5.2       .59        5.03        .61         5.01         1,048,689



*    Ratios calculated as if no expenses were waived.



INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Although principal is not intended to fluctuate, there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Fund emphasizes a diversified portfolio having a dollar weighted average maturity of 90 days or less or deemed to have such remaining maturity under rules of the Securities and Exchange Commission. The Fund's portfolio consists of high-quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: securities issued by the U.S. Government and its agencies and instrumentalities ("U. S. Government Securities"); U.S. dollar denominated obligations of foreign governments including Canadian government and provincial obligations; obligations of commercial banks and savings associations which have assets over $500 million and are members of the Federal Deposit Insurance Corporation, and the 50 largest foreign banks with U.S. branches; taxable or partly taxable obligations issued by state, county or municipal governments; commercial paper rated within the two highest rating categories by a nationally recognized statistical rating organization ("NRSRO"); corporate obligations and asset-backed securities rated at the time of purchase within the two highest rating categories assigned by at least two NRSROs; and repurchase agreements collateralized by any of the above. In addition, the Fund may invest in variable and floating rate obligations, some of which may have call features. The Fund may also purchase securities on a when-issued or delayed delivery basis and securities of other investment companies and may lend portfolio securities.


See "Investment Techniques, Considerations and Risk Factors" below and "Additional Information on Portfolio Instruments and Investment Policies" in the Statement of Additional Information for further information.

There can be no guarantee that the Fund's objective will be achieved. The investment objective of the Fund is fundamental, and shareholder approval is required to change it.

INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

The following is a description of the type of securities that the Fund may invest in and the risks associated with those types of securities.

U.S. GOVERNMENT SECURITIES--Securities issued by the U.S. Government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by U.S. Government agencies or instrumentalities include, but are not limited to, obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

-  the Federal Home Loan Banks.

-  the Federal National Mortgage Association ("FNMA").


- the Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC").


-  the Federal Farm Credit banks.

The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

STRIPPED TREASURY SECURITIES--The Fund may invest in U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"). Stripped Treasury Securities may include coupons stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security.

ASSET-BACKED SECURITIES--Asset-backed securities represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.


The yield characteristics of asset-backed securities differ from those of traditional debt obligations. Among the principle differences are that interest and principal payments are made more frequently on asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is higher than expected will reduce the yield, while a prepayment that is lower than expected will have the opposite effect of increasing the yield. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield, while a prepayment rate that is slower than the expected will reduce the yield. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized by the time the principal is prepaid in full.



REPURCHASE AGREEMENTS--The Fund may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price (including interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. NAS, acting under the supervision of the Board of Trustees of the Trust, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. For additional information, see "Repurchase Agreements" in the Statement of Additional Information.



INVESTMENT COMPANIES--As permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.


WHEN-ISSUED SECURITIES--The Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. The Fund will set aside liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

FLOATING AND VARIABLE RATE OBLIGATIONS--Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Interest rates on floating rate obligations vary with changes in an underlying index while interest rates on variable rate obligations change at preset fixed times. Certain of the floating or variable rate obligations that may be purchased by the Fund may be callable by the issuer at certain dates during the term of the obligations. The dates on which they may be called are set at the time of issuance. The obligations have credit risks like other debt instruments of the issuer, but because the issuer may call the obligations, the Fund is also subject to the risk that the rates at which the Fund will be able to reinvest such assets may be less than the rate paid on the floating or variable rate obligation. Certain of the floating or variable rate obligations that may be purchased by the Fund may also carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permits the indebtedness thereunder to vary and provides for periodic adjustments in the interest rate. The Fund will limit its purchase of floating and variable rate obligations to those of the same quality as obligations it is otherwise allowed to purchase. NAS will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by the Fund, the Fund may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.

In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that proves to lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value or amortized cost, as the case may be. Under such circumstances, the obligations will be deemed to be inappropriate for, and will be eliminated from, the Fund's portfolio.

Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, investments will not exceed such Fund's limitations on investments in illiquid securities.

For a further discussion of floating and variable rate obligations, see "Additional Information on Portfolio Instruments and Investment
Policies--Floating and Variable Rate Instruments" in the Statement of Additional Information.

CANADIAN AND PROVINCIAL OBLIGATIONS--Generally, these obligations are unsecured, discounted bills and notes issued in U.S. currency. These obligations have a final maturity of 270 days or less from date of issue and are exempt from registration under section 3(a)(3) of Securities Act of 1933, as amended. Canada Bills constitute direct, unconditional obligations of Her Majesty in right of Canada and are a direct charge on, and payable out of the Consolidated Revenue Fund of Canada. Export Development Company and Canadian Wheat Board are crown corporations and agents of Her Majesty in right of Canada. Provincial obligations have the full faith and credit of the provincial governments.

LENDING PORTFOLIO SECURITIES--From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions who need to borrow securities to complete certain transactions. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.



MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, whereas the officers perform the daily functions of the Trust.

INVESTMENT MANAGEMENT OF THE FUND


Under the terms of the Investment Advisory Agreement, NAS, Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Trust. NAS and its predecessors have managed investments since 1965, and as of December 31, 1998 had approximately $11 billion in assets under management. NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.


The Fund pays NAS a fee based on average daily net assets of the Fund at the annual rate of .40% on average net assets up to $1 billion, .38% on average net assets of $1 billion and more up to $2 billion, .36% of average net assets of $2 billion and more up to $5 billion, and .34% on average net assets of $5 billion and more.

PORTFOLIO MANAGER: Patricia A. Mynster, Director--Securities Investments is the portfolio manager of the Nationwide Money Market Fund. In July 1997, Ms. Mynster began managing the Nationwide Investing Foundation ("NIF") Money Market Fund, the predecessor of the Nationwide Money Market Fund, and has managed short-term investments for over 20 years. She received a Bachelor of Arts degree in Business Administration from Otterbein College. She has held her current position as Director--Securities Investments for the Nationwide Enterprise since 1991.

FUND ADMINISTRATION

Under the terms of the Fund Administration Agreement, the Adviser also provides various administrative and accounting services, including daily valuation of the Fund's shares, preparation of financial statements, tax returns and regulatory reports. For these services, the Fund pays NAS an annual fee based on the Fund's average daily net assets in the amount of .07% up to $250 million in assets, 0.05% on the next $750 million of assets, and 0.04% on assets of $1 billion and more.

DISTRIBUTION PLAN


The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940 which permits the Fund to compensate the Distributor, for expenses associated with distribution of Class R shares. Under the Plan, the Fund would pay NAS compensation accrued daily and paid monthly at a maximum rate of .15% of the Class R shares' average daily net assets. Distribution expenses paid by NAS may include the costs of printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers. However, NAS has agreed to waive all of the 12b-1 fee until further written notice.


ADMINISTRATION SERVICES PLAN

Under the terms of an Administrative Services Plan, the Fund may enter into Servicing Agreements with entities who agree to provide certain administrative support services in connection with the Class R shares of the Fund. Such administrative support services include but are not limited to the following: establishing and maintaining contractholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing contract sub-accounting, answering inquiries regarding the contracts and the Fund, providing periodic statements showing the account balance for beneficial owners or for plan participants or insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders as necessary and, with respect to meetings of shareholders, collecting tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, pursuant to which Nationwide Investment Services Corporation has agreed to provide certain administrative support services in connection with Class R shares held beneficially by its customers. In consideration for providing administrative support services, Nationwide Financial Services, Inc. and other entities with which the Trust may enter into Servicing Agreements, including NAS, will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class R shares held by customers of Nationwide Life Insurance Company or such other entity.


OTHER SERVICES

The Distributor, NAS is located at Three Nationwide Plaza, Columbus, Ohio 43215.

The Transfer and Dividend Disbursing Agent, Nationwide Investor Services, Inc. ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. The Fund pays NISI a fee for such services at the annual rate of 0.01% of the Fund's average daily net assets attributable to the Class R shares. NISI is a wholly owned subsidiary of NAS.

INVESTMENT IN FUND SHARES


Insurance company accounts may purchase Class R shares using purchase payments received on Contracts issued to qualified plans. Programs offered to qualified plans through broker-dealers or the Nationwide Trust Company may also purchase Class R shares of the Fund. There is no sales charge for Class R shares, and all shares are sold at net asset value. Qualified plan or Contract-directed purchases, exchanges and redemptions are handled in accordance with terms of the qualified plans or Contracts, subject to Fund restrictions contained herein. Since the qualified plans or Contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, beneficial owners of the Class R shares should contact their designated financial intermediary directly for details concerning transactions.



Class R shares are currently sold only to an omnibus account held by Nationwide Trust Company. The address for this entity is One Nationwide Plaza, Columbus, Ohio 43215.


All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

SHARE REDEMPTION

Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption orders are received by the Trust's transfer agent, NISI. The net asset value per share for the Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in portfolio securities of the Fund to materially affect the net asset value of the Fund. The Trust will not compute net asset value on customary national business holidays, including the following:
Christmas Day, New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving Day. The net asset value per share of a class is calculated by adding the value of all securities and other assets in the Fund's portfolio allocable to such class, Fund, deducting any liabilities, allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in the class.


In determining the Fund's net asset value, portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Expenses and fees are accrued daily.


INCOME DIVIDENDS AND CAPITAL GAINS


Substantially all of the net investment income, if any, of the Fund will be declared daily and paid as dividends monthly in the form of additional Class R shares of the Fund. In those years in which sales of the Fund's portfolio securities result in net realized capital gains, these gains will be declared and caused to be paid to shareholders in December.


TAX STATUS


The Fund intends to qualify for treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and, therefore, must distribute all or substantially all net investment income and capital gains to shareholders annually. In general, if the Fund distributes all of its net investment income, it is not required to pay any Federal income taxes. In addition to Federal income tax, if the Fund fails to distribute the required portion of investment income or capital gains in any year, it will be subject to a non-deductible 4% excise tax on the amount which it failed to distribute. The Fund intends to make distributions in sufficient amounts to avoid the imposition of this excise tax.


ADDITIONAL INFORMATION

DESCRIPTION OF SHARES - The Trust presently offers fifteen series of shares of beneficial interest, without par value, one of which is the Fund. The Fund is offered in two separate classes: Class R shares and Prime Shares, and you have an interest in the assets of the Fund. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. All shares are without par value, and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described above but will have no preference, conversion, exchange or preemptive rights.

VOTING RIGHTS - Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any proportional share held. An annual or special meeting of shareholders to conduct necessary business is not required in the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. With regard to termination, sale of assets, or change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class R shares will vote as a class and not with holders of any other class with respect to any action regarding the Distribution Plan. To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders.


The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefore from shareholders holding not less than 10% of outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.


SHAREHOLDER INQUIRIES - All inquiries regarding the Fund should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

PERFORMANCE ADVERTISING FOR THE FUND

The Fund may advertise current seven-day yield quotations computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return then multiplying the base period return by (365/7). For proposes of this calculation, the net change in the account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Fund's effective yield represents a compounding on an annualized basis of the current yield quotations.


The Fund may use historical performance in advertisements, sales literature, semi-annual and annual reports and the prospectus. Such figures will include quotations of average annual (compound) total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual (compound) total return represents the average annual percentage change in value of an investment for the specified periods assuming a redemption of the investment at the end of such periods. It reflects the changes in the share price and assumes reinvestment of all dividends and distributions at net asset value. Average annual (compound) total return reflects the effect of maximum sales charges. Standardized yield and total return quotations will be computed separately for Class R shares and Prime Shares. Because of differences in the fees and/or expenses borne by Class R shares and Prime Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

The Fund may also choose to show nonstandard returns including total return and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains.

Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the original investment from the redeemable value and dividing the result by the original amount of the investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

The Fund may report its performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or to other sectors of the economy. Other investments which the Fund may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

YEAR 2000

NAS has developed a plan to address issues related to Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. NAS has been evaluating its exposure to the Year 2000 issue through a review of all its operating systems as well as dependencies on the systems of others since 1996. NAS expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999.

CONTENTS
Summary of Expenses                                                     2

Financial Highlights                                                    3

Investment Objective and Policies                                       3

Investment Techniques, Considerations and Risk Factors                  4

Management of the Trust                                                 7

Investment in Fund Shares                                               8

Share Redemption                                                        8

Income Dividends and Capital Gains                                      9

Tax Status                                                              9

Additional Information                                                  9

Performance Advertising for the Fund                                    9

Ranking and Ratings in Financial Publications                          10

Year 2000                                                              10



INVESTMENT ADVISER AND UNDERWRITER
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio 43215

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Nationwide Investors Services, Inc.
Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216

INDEPENDENT AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Druen, Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio 43215

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

PART B:

               STATEMENT OF ADDITIONAL INFORMATION JANUARY 5, 1999



NATIONWIDE INVESTING FOUNDATION III


NATIONWIDE MONEY MARKET FUND (the "Fund") - Class R shares



         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the prospectus for the Fund and should be read in conjunction with the prospectus dated January 5, 1999 for the Class R shares of the Fund. The prospectus may be obtained from Nationwide Advisory Services, Inc. ("NAS"), P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216.


         Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus.


TABLE OF CONTENTS

General Information and History                                           1
Investment Objectives and Policies                                        1
Investment Restrictions                                                   7
Trustees and Officers of the Trust                                        8
Investment Advisory and Other Services                                   10
Brokerage Allocation                                                     15
Calculation of Net Asset Value of the Fund                               15
Calculating Fund Yield                                                   16
Nonstandard Returns                                                      16
Ranking and Rankings in Financial Publications                           17
Additional General Tax Information                                       17
Major Shareholders                                                       19
Financial Statements                                                     19
Appendix                                                                 20


GENERAL INFORMATION AND HISTORY

Nationwide Investing Foundation III ("NIF III") is an open-end management investment company, created under the laws of Ohio by a Declaration of Trust dated as of October 30, 1997.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES


The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectus. The investment objective of the Fund is fundamental and may not be changed without shareholder approval. The investment policies and types of permitted investments described here may be changed without approval by the shareholders. There is no guarantee that the Fund's investment objective will be realized.



DEBT OBLIGATIONS. The Fund may invest in debt obligations. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.



         Ratings as Investment Criteria. High-grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market risk of the securities. These ratings are used by the Fund as initial criteria for the selection of portfolio securities. Among the factors that will be considered by NAS are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.



         Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require the sale of such securities, but NAS will consider such events in determining whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such NRSROs or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.



MONEY MARKET INSTRUMENTS. The Fund may invest in certain types of money market instruments which may include the following types of instruments:



     -- obligations with remaining maturities of 397 days or less issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, and obligations of the Canadian government and their provinces, their agencies and instrumentalities';


     -- repurchase agreements;

     -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankees dollars), savings and loan associations and similar institutions;

     -- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have outstanding debt issue with a high quality rating;

     --  adjustable and variable rate instruments including callable notes;

     -- short-term (maturing in 397 days or less) corporate obligations rated within the top two categories by an NRSRO;

     -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.


ASSET-BACKED SECURITIES - The Fund may invest in asset-backed securities. The underlying assets of asset-backed securities include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on the asset-backed securities may be supported by non-governmental credit enhancements which may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.



REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In connection with the purchase of a repurchase agreement by the Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities. The Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to the securities, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.



WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate, if applicable, that will be received on when-issued securities are fixed at the time the Fund enters into the commitment to buy such securities. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on or prices of such securities may be higher or lower than the yields or prices available in the market on the dates when the investments are actually delivered to the buyers.



        When the Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, the Fund's custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of NAS to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.



        The Fund will engage in "when-issued" or "delayed delivery" transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for investment leverage.

LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.



         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive from the borrower at least 100% collateral of the type discussed in the preceding paragraph; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust's Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.



FOREIGN SECURITIES. The Fund may invest in Canadian and Provincial obligations. Investors in the Fund should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in domestic securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by the Fund, may be subject to foreign government taxes and higher custodian fees which could reduce the yield on such securities.

         Certain foreign governments levy withholding taxes against interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.


         Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee bank obligations held in the Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.


RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Fund may not invest more than 10% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. At this time the Fund does not intend to invest more than 5% of its net assets in illiquid securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.



         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A under the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.


         Any such restricted securities will be considered to be illiquid for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, NAS has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.



         NAS will monitor the liquidity of restricted securities in the Fund. In reaching liquidity decisions, NAS may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).



BORROWING. The Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed). In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets.



         The Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Fund has established a line-of-credit ("LOC") with its custodian by which it may borrow for temporary or emergency purposes. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders.



BANK OBLIGATIONS. Bank obligations that may be purchased by the Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


FLOATING AND VARIABLE RATE INSTRUMENTS. The Fund may invest in floating and variable rate instruments. Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by the Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

         The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.


INVESTMENT RESTRICTIONS


The following are fundamental investment restrictions of the Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed.



THE FUND:


- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.


- May not borrow money or issue senior securities, except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.


- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.


- May not purchase or sell real estate, except that the Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).



- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.



- May not lend any security or make any other loan, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.


- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S.

     Government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

The following are the non-fundamental operating policies of the Fund which may be changed by the Board of Trustees of the Trust without shareholder approval:

The Fund may not:

- Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.


- Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.


- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.


TRUSTEES AND OFFICERS
 OF THE TRUST

TRUSTEES AND OFFICERS


The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:



JOHN C. BRYANT, Trustee*, Age 63


411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.


C. BRENT DEVORE, Trustee, Age 58
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee, Age 64

169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*, Age 71
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

CHARLES L. FUELLGRAF, JR., Trustee*+, Age 67
600 South Washington Street, Butler, Pennsylvania
Mr. Fuellgraf is Chief Executive Officer of Fuellgraf Electric Company, an electrical construction and engineering company. He is a Director of the Nationwide Insurance Companies and associated companies.

THOMAS J. KERR, IV, Trustee*, Age 65
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 43
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

DIMON R. MCFERSON, Trustee*+, Age 61
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.

NANCY C. THOMAS, Trustee+, Age 64
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.

HAROLD W. WEIHL, Trustee+, Age 66
14282 King Road, Bowling Green, Ohio
Mr. Weihl is a owner and operator of Weihl Farms. He is also a Director of the Nationwide Insurance Companies and associated companies.

DAVID C. WETMORE, Trustee, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.


JAMES F. LAIRD, JR., Treasurer, Age 42


Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Manager.


CHRISTOPHER A. CRAY, Assistant Treasurer, Age 40


Three Nationwide Plaza, Columbus, Ohio
Mr. Cray is Treasurer of Nationwide Advisory Services, Inc., the Distributor and Investment Manager. Prior to that he was Director - Corporate Accounting of Nationwide Insurance Enterprise.


ELIZABETH A. DAVIN, Secretary, Age 34


Three Nationwide Plaza, Columbus, Ohio
Ms. Davin is Counsel of Druen, Dietrich, Reynolds & Koogler, the Trust's legal counsel.

+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

*Members of the Executive Committee. Mr. McFerson is Chairman. Mr. Fuellgraf is the Alternate Member. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.


Gasper, Bryant, Doody, DeVore, Duncan, Kerr, Kridler, Wetmore and Woodward are also Trustees, and Laird, Cray and Davin are also officers of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies in the Nationwide fund complex.





All Trustees and Officers of the Trust own less than 1% of its outstanding shares.


         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. NAS reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ended October 31, 1998. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, including the predecessor investment companies to the Trust, for the fiscal year ended October 31, 1998. Trust officers receive no compensation from the Trust in their capacity as officers.


                               COMPENSATION TABLE

                                                         PENSION
                                                       RETIREMENT
                                        AGGREGATE        BENEFITS       ANNUAL          TOTAL
                                      COMPENSATION      ACCRUED AS     BENEFITS     COMPENSATION
NAME OF PERSON,                           FROM         PART OF FUND      UPON       FROM THE FUND
POSITION                               THE TRUST         EXPENSES     RETIREMENT      COMPLEX**
John C. Bryant, Trustee                  $ 10,000         --0--          --0--        $21,000
C. Brent DeVore,  Trustee                  10,000         --0--          --0--         12,250
Sue A. Doody, Trustee                      10,000         --0--          --0--         21,000
Robert M Duncan,  Trustee                  10,000         --0--          --0--         21,000
Charles L. Fuellgraf, Jr, Trustee          10,000         --0--          --0--         10,000
Thomas J. Kerr, IV,  Trustee               10,000         --0--          --0--         21,000
Douglas F. Kridler, Trustee                10,000         --0--          --0--         21,000
Dimon R. McFerson, Trustee                 --0--          --0--          --0--         --0--
Nancy C. Thomas,  Trustee                  10,000         --0--          --0--         10,000
Harold W. Weihl,  Trustee                  10,000         --0--          --0--         10,000
David C. Wetmore, Trustee                  10,000         --0--          --0--         12,250


**The Fund Complex includes three trusts comprised of thirty five investment company funds or series.



INVESTMENT ADVISORY AND OTHER SERVICES


         Under the terms of the Investment Advisory Agreement dated May 9, 1998, Nationwide Advisory Services, Inc. ("NAS") manages the investment of the assets of all of the funds in the Trust (the "Funds"), except the Morley Capital Accumulation Fund, in accordance with the policies and procedures established by the Trustees.


         The Adviser pays the compensation of the Trustees and officers affiliated with the Adviser. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

         The Investment Advisory Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that the Adviser may render similar services to others.


         The Trust pays the compensation of the Trustees who are not affiliated with the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.



         NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc.
(NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance Enterprise.



         For services provided under the Investment Management Agreement, NAS receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:



           Fund                                           Assets                             Fee
           ----                                           ------                             ---

Nationwide Mid-Cap Growth, Nationwide             $0 up to $250 million                      0.60%
Growth and Nationwide Fund                    $250 million up to $1 billion                 0.575%
                                               $1 billion up to $2 billion                   0.55%
                                               $2 billion up to $5 billion                  0.525%
                                                   $5 Billion and more                       0.50%


Nationwide Bond, Nationwide Tax-Free,             $0 up to $250 million                      0.50%
Nationwide Intermediate U.S. Government       $250 million up to $1 billion                 0.475%




           Fund                                           Assets                             Fee
           ----                                           ------                             ---
Bond, and Nationwide Long-Term U.S.            $1 billion up to $2 billion                   0.45%
Government Bond Funds                          $2 billion up to $5 billion                  0.425%
                                                    $5 Billion and more                      0.40%

Nationwide Money Market Fund                       $0 up to $1 billion                       0.40%
                                               $1 billion up to $2 billion                   0.38%
                                               $2 billion up to $5 billion                   0.36%
                                                   $5 Billion and more                       0.34%

Nationwide S&P 500 Index Fund                           All assets                           0.13%

Prestige Large Cap Value                            Up to $100 million                       0.75%
                                                   $100 million or more                      0.70%

Prestige Large Cap Growth                           Up to $150 million                       0.80%
                                                   $150 million or more                      0.70%

Prestige Balanced                                   Up to $100 million                       0.75%
                                                   $100 million or more                      0.70%

Prestige Small Cap                                  Up to $100 million                       0.95%
                                                   $100 million or more                      0.80%

Prestige International                              Up to $100 million                       0.85%
                                                   $100 million or more                      0.80%



         During the fiscal years ended October 31, 1998, 1997 and 1996, NAS received the following fees from the Money Market Fund for investment advisory services:



                                    Acquired                             Years Ended October 31,
         Fund                        Fund*                        1998            1997          1996
         ----                        -----                        ----            ----          ----
Mid Cap Growth              Growth of FHIT                      $  61,706       $  63,883     $  54,053
Growth                      Growth of NIF                       4,894,110       3,750,599     3,212,196
Nationwide Fund             Nationwide Fund of NIF              9,977,231       5,938,011     4,425,921
Bond                        Bond of NIF                           647,809         629,068       663,545
Tax-Free Income             Tax-Free   Income of NIF II and
                            Municipal Bond of FHIT              1,505,626       1,810,070     1,855,962
LT U.S. Govt.               Government of FHIT                    254,928         343,259       414,415

Intermediate U.S. Govt.     U.S. Govt. of NIF II                  266,473         256,016       255,149
Money Market**              Money Market of NIF and
                            Cash Reserve of FHIT                3,857,898       3,519,727     2,969,392


 * As of May 9, 1998, the Funds acquired all of the assets of one or more series of Nationwide Investing Foundation ("NIF"), Nationwide Investing Foundation II ("NIF II") and Financial Horizons Investment Trust ("FHIT") (collectively, the "Acquired Funds"), as described above, in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization").


** Net of waivers prior to the May 9, 1998 reorganization of $221,174, $389,150 and $328,076 for the fiscal year ended October 31, 1998, 1997, and 1996, respectively.



During the period from July 24, 1998 (date of commencement of operations) through October 31, 1998, NAS waived advisory fees for the S&P 500 Index Fund in the amount of $7,315. The Large Cap Value, Large Cap Growth, Balanced, Small Cap and International funds did not begin operations until November 2, 1998.


DISTRIBUTOR


         NAS serves as agent for the Fund in the distribution of its Shares pursuant to an Underwriting Agreement dated as of May 9, 1998 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until May 9, 2000, and year to year thereafter for successive annual periods, if, as to the Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.



         In its capacity as Distributor, NAS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust.


DISTRIBUTION PLAN


         The Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act for the Class R shares which permits the Fund to compensate NAS as the Fund's Distributor, for expenses associated with distribution of shares. Although actual distribution expenses may be more or less, under the Plan the Fund shall pay an annual fee in an amount not exceeding a maximum amount of .15% of the average net assets of Class R shares of the Fund to NAS. NAS has agreed with the Trust to waive the .15% 12b-1 fee for Class R shares of the Fund until further notice to shareholders. Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers. There were no fees paid by the Fund under the Plan during the fiscal year ended October 31, 1998, since the class had not yet been offered to the public.



         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was approved by the Board of Trustees for the Class R shares on November 6, 1998. The Plan may be terminated as to the Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Class R shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Class R shares requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by the vote of the Trustees including a majority of Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Class R shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Class R Shareholders.



         The Board of Trustees of the Trust believes the Plan is in the best interests of the Class R shares of the Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.



         NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Fund's Class R Shares including, but not limited to, those discussed above.

OTHER SERVICES FOR THE FUND



         Under a separate Fund Administration Agreement dated May 9, 1998, NAS also provides various administrative and accounting services, including daily valuation of the Fund's shares and preparation of financial statements, tax returns and regulatory reports. For these services, the Fund pays NAS an annual fee in the amount of 0.07% on assets up to $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of $1 billion and more.


Under the terms of an Administrative Services Plan, the Fund may enter into Servicing Agreements with entities who agree to provide certain administrative support services in connection with the Class R shares of the Fund. Such administrative support services include but are not limited to the following: establishing and maintaining contractholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing contract subaccounting, answering inquiries regarding the contracts and the Fund, providing periodic statements showing the account balance for beneficial owners or for plan participants or insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders as necessary and, with respect to meetings of shareholders, collecting tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, pursuant to which Nationwide Investment Services Corporation has agreed to provide certain administrative support services in connection with Class R shares held beneficially by its customers. In consideration for providing administrative support services, Nationwide Financial Services, Inc. and other entities with which the Trust may enter into Servicing Agreements, including NAS, will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class R shares held by customers of Nationwide Life Insurance Company or such other entity.



Nationwide Investors Services, Inc. ("NISI"), Three Nationwide Plaza, Columbus, OH 43215, is the Transfer and Dividend Disbursing Agent for the Fund. NISI, a wholly-owned subsidiary of NAS will receive a fee for transfer agent services at the annual rate of .01% of the average daily net assets attributable to Class R shares of the Money Market Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.


The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy making functions for the Funds.

KPMG LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

BROKERAGE ALLOCATION


There is no commitment by NAS to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of the Fund are placed where, in the judgement of NAS, the best prices and executions can be obtained. None of the Firms with whom orders are placed are engaged in the sale of shares of the Fund. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions. The Fund and NAS believe that thee services and information, which in many cases would be otherwise unavailable to NAS, are of significant value to NAS, but it is not possible to place an exact dollar value thereon. NAS does not believe that the receipt of such services and information tends to reduce materially NAS's expense.


In the case of securities traded in the over-the-counter market, the Funds will normally deal with the market makers for such securities unless better prices can be obtained through brokers.



As of October 31, 1998, the Fund held investments in securities of its regular broker-dealers as follows:



                                         Shares or
           Security                  Principal Amount                Value

      Bear Stearns                      $34,000,000                $33,846,053
      Goldman Sachs                     $22,000,000                $21,962,763
      Merrill Lynch                     $33,501,000                $33,372,446
      Salomon Brothers                  $35,000,000                $34,908,652
      J.P. Morgan                       $30,241,000                $30,126,387


CALCULATION OF NET ASSET VALUE OF THE
FUND

         The Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding.

         The value of portfolio securities is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include a revaluation of all or an appropriate portion of the Money Market Fund's assets based upon current market factors.

         The Trustees, in supervising the Fund's operations and delegating special responsibilities involving portfolio management to NAS, have undertaken as a particular responsibility within their overall duty of care owed to the Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Fund's net asset value per share will not deviate from $1.

         Pursuant to its objective of maintaining a stable net asset value per share, the Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

CALCULATING FUND YIELD


         Any current Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation , the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of October 30, 1998, the seven day current and effective yields for the Prime Shares of the Money Market Fund were 4.77% and 4.88%, respectively.


         The Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.

         Although the Fund determines its yield for each class on the basis of a seven calendar day period, it may use a different time span on occasion.

         There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

NONSTANDARD RETURNS


The Fund may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains.



         Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS



The Fund may report its performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or to other sectors of the economy. Other investments which the Fund may be compared to include, but are not limited to: precious metals: real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.



         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.


ADDITIONAL GENERAL TAX INFORMATION


         Each of the fifteen Funds of the Trust is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of the Fund's shareholders. In order to qualify as a regulated investment company, the Fund must, among other things: diversify its investments within certain prescribed limits; and derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. In addition, to utilize the tax provisions specially applicable to regulated investment companies, the Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.


         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.


         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.




         It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash.



         Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.


         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Because all of the Fund's net investment income is expected to be derived from earned interest and short term capital gains, it is anticipated that no distributions from the Fund will qualify for the 70% dividends received deduction.



         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of the Fund's total assets at the end of its fiscal year are expected to be invested in securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by that Fund. These taxes will be taken as a deduction by the Fund.

         Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, the Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.



         The Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.



         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

MAJOR SHAREHOLDERS


As of January 4, 1999, Nationwide Advisory Services, Inc. directly or indirectly owned, controlled or held power to vote 100% of the Class R shares of the Fund. As of January 4, 1999, Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled or held power to vote 49.7% of the Prime Shares of the Fund.


FINANCIAL STATEMENTS


Since the Money Market Fund did not offer class R shares prior to January 4, 1999, there are no financial results for the class.



The Report of Independent Auditors and Financial Statements of the Funds, which include the Prime Shares of the Money Market Fund, for the period ended October 31, 1998 are incorporated by reference to the Annual Report. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling 1-800-848-0920.

APPENDIX A

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

     MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH/IBCA, INC. SHORT-TERM RATINGS

     Fitch/IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                      F1+ Exceptionally strong credit quality. Issues assigned
              this rating are regarded as having the strongest degree of assurance for timely payment.

                      F1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F1+'.

                      F2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F1+' and 'F1' ratings.

                      F3 Fair credit quality. Issues assigned this rating have
              characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                      B Speculative. Issues assigned this rating have
              characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                      C High default risk. Default is a real possibility.
              Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                      D Default. Issues assigned this rating are in actual or imminent payment default.


DUFF & PHELPS SHORT-TERM DEBT RATINGS

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.


RATING SCALE  DEFINITION



              High Grade


     D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1 High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.


                      Good Grade


     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


                      Satisfactory Grade


     D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



                      Non-investment Grade


     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.


                      Default


     D-5 Issuer failed to meet scheduled principal and/or interest payments.

THOMSON'S SHORT-TERM RATINGS

     The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

     TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS

(a)   Financial Statements:

            (1) Financial statements and schedules included in the Prospectus for the Funds (except the Morley Capital Accumulation Fund, the Prestige Large Cap Value Fund, the Prestige Large Cap Growth Fund, the Prestige Small Cap Fund, the Prestige International Fund and the Prestige Balanced Fund) (Part A):
                  Financial Highlights

            (2)   Financial statements and schedules included in Part B:

                  Those schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).


                        (i) Audited Financials: (except the Morley Capital Accumulation Fund, the Prestige Large Cap Value Fund, the Prestige Large Cap Growth Fund, the Prestige Small Cap Fund, the Prestige International Fund and the Prestige Balanced
                              Fund): Audited financial statements for the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Money Market Fund are hereby incorporated by reference to Form N-30D filed by Nationwide Investing Foundation III on January 5, 1999.

                        (ii) Audited Financials for the Local Fund Shares of S&P 500 Index Fund are hereby incorporated by reference to Form N-30D filed by Nationwide Investing Foundation III on December 15, 1998.


(b)   Exhibits

            (1)   Amended Declaration of Trust.

            (2) Amended Bylaws previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

            (3)   Not Applicable.

            (4) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

            (5)   (a) Investment Advisory Agreement (except for the Morley
                      Capital Accumulation Fund).

                  (b) Investment Advisory Agreement for the Morley Capital
                      Accumulation Fund.

                  (c) Subadvisory Agreements.

                      (1) Subadvisory Agreement with the Dreyfus Corporation for S & P 500 Index fund previously file in the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

                      (2) Subadvisory Agreement for the Prestige Large Cap Value Fund.

                      (3) Subadvisory Agreement for the Prestige Large Cap Growth Fund.

                      (4)   Subadvisory Agreement for the Prestige Small Cap
                            Fund.

                      (5) Subadvisory Agreement for the Prestige International Fund.

                      (6)   Subadvisory Agreement for the Prestige Balanced
                            Fund.

                      (6)   (a) Underwriting Agreement.

                            (b) Model Dealer Agreement for the Morley Capital
                                Accumulation Fund.

                      (7)   Not applicable.

                      (8)   (a) Custody Agreement previously filed with the
                                Trust's original Registration Statement on
                                November 18, 1997, and is hereby incorporated by reference.

                      (9)   (a) Fund Administration Agreement.

                            (b) Transfer and Dividend Disbursing Agent.

                            (c) Agreement and Plan of Reorganization between
                                Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

                            (d) Agreement and Plan of Reorganization between
                                Nationwide Investing Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

                            (e) Agreement and Plan of Reorganization between
                                Financial Horizons Investment Trust and the
                                Trust previously filed with the Trust's
                                Registration Statement on Form N-14 ('33 Act
                                File No. 333-41175) on November 24,1997 and is hereby incorporated by reference.

                            (f) Administrative Services Plan and Services
                                Agreement.

                      (10) Opinion of Counsel, previously filed on November 5, 1998, and hereby incorporated by reference.

                      (11) Consent of KPMG LLP, Independent Auditors.

                      (12)  Not applicable.

                      (13) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998, and hereby incorporated by reference.

                      (14) Not applicable.

                      (15) (a) Amended Distribution Plan.

                           (b) Dealer Agreement for Morley Capital Accumulation
                               Fund (see Exhibit 6(b)).

                           (c) Rule 12b-1 Agreement (except Morley Capital
                               Accumulation Fund).

                      (16) Schedule for Computation of Performance Quotations
                           previously filed with Post-Effective Amendment to Registration Statement and herein incorporated by reference.

                      (17) Financial Data Schedules.

                      (18) Amended 18f-3 Plan.

                      (19) Power of Attorney dated November 7, 1997 previously
                           filed in the Trust's Pre-Effective Amendment and is hereby incorporated by reference.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           No person is presently controlled by or under common control with Registrant.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

                                                 Number of Record Holders as of November 30, 1998
                                                                              No Class          Local
               Series                    Class A     Class B     Class D    Designation      Fund Shares
               ------                    -------     -------     -------    -----------      -----------
Mid Cap Growth Fund                        152         149         796           --              --
Growth Fund                                903         767        74,646         --              --
Nationwide Fund                           4,582       4,678       65,095         --              --
Bond Fund                                  199         198        7,461          --              --
Tax-Free Income Fund                       54           66        7,669          --              --
Intermediate U.S. Government Bond          41           57        1,997          --              --
Long-Term U.S. Government Bond             50           74        1,742          --              --
Money Market Fund                          --           --          --         25,734            --

                                                                 Class R      Class Y
S&P 500 Index Fund                         --           --          4            4                8
Morley Capital Accumulation Fund           --           --          --           --              --
Large Cap Value Fund                        3           1           --           4               --
Large Cap Growth Fund                       3           1           --           4               --
Balanced Fund                               3           1           --           4               --
Small Cap Fund                              3           1           --           4               --
International Fund                          3           1           --           4               --

ITEM 27.   INDEMNIFICATION

           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, and Nationwide VL Separate Account-D, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

                 Joseph J. Gasper           Director and President and  Chief Operating Officer
                                            ---------------------------------------------------
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            Nationwide Financial Services, Inc.

                                            Director and Chairman of the Board
                                            ----------------------------------
                                            Nationwide Investment Services Corporation

                                            Director and Vice Chairman
                                            --------------------------
                                            ALLIED Group Merchant Banking Corporation
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Financial Corporation
                                            ALLIED Life Insurance Company
                                            Nationwide Financial Institution Distributors Agency, Inc.
                                            Nationwide Global Holdings, Inc.
                                            NEA Valuebuilder Investor Services, Inc.
                                            NEA Valuebuilder Investor Services of Arizona, Inc.
                                            Nationwide Retirement Solutions, Inc.

                                            Director and President
                                            ----------------------
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investor Services, Inc.
                                            Nationwide Financial Services (Bermuda) Ltd.

                                            Director
                                            --------
                                            Affiliate Agency, Inc.
                                            Affiliate Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Alabama, Inc.
                                            Financial Horizons Distributors Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Oklahoma, Inc.
                                            Financial Horizons Securities Corporation
                                            Landmark Financial Services of New York, Inc.
                                            Morley Financial Services, Inc.
                                            Nationwide Indemnity Company

                                            Trustee and Chairman
                                            --------------------
                                            Nationwide Asset Allocation Trust
                                            Nationwide Separate Account Trust

                                            Trustee and President
                                            ---------------------

                                            Nationwide Insurance Golf Charities, Inc.

                                            Board of Manager
                                            ----------------
                                            Nationwide Insurance Enterprise Services, Ltd.


                Dennis W. Click             Vice President and Secretary
                                            ----------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide General Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            Nationwide Financial Services, Inc.
                                            Nationwide Insurance Enterprise Services, Ltd.
                                            Nationwide Properties, Ltd.
                                            Nationwide Realty Investors, Ltd.
                                            NEA Valuebuilder Investor Services, Inc.
                                            NEA Valuebuilder Investor Services of Arizona, Inc.
                                            Nationwide Financial Institution
                                            Distributors Agency, Inc.
                                            AID Finance Services, Inc.
                                            ALLIED General Agency Company
                                            ALLIED Group, Inc.
                                            ALLIED Group Information Systems, Inc.
                                            ALLIED Group Insurance Marketing Company
                                            ALLIED Group Mortgage Company
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Financial Corporation
                                            ALLIED Life Insurance Company
                                            ALLIED Property and Casualty Insurance Company
                                            AMCO Insurance Company
                                            Depositors  Insurance Company
                                            Midwest Printing Services, Ltd.
                                            Premier Agency, Inc.
                                            Western Heritage Insurance Company
                                            Colonial County Mutual Insurance Company
                                            California Cash Management Company
                                            Colonial Insurance Company of Wisconsin
                                            Gates McDonald & Company
                                            GatesMcDonald Health Plus Inc.
                                            Nationwide Global Holdings, Inc.
                                            Nationwide Cash Management Company
                                            Nationwide Indemnity Company
                                            Nationwide Community Urban Redevelopment Corporation
                                            Gates, McDonald & Company of Nevada
                                            Gates, McDonald & Company of New York, Inc.
                                            Farmland Mutual Insurance Company
                                            Lone Star General Agency, Inc.
                                            Nationwide Agribusiness Insurance Company
                                            Employers Insurance of Wausau A Mutual Company
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investors Services, Inc.
                                            Nationwide Corporation
                                            Nationwide Insurance Enterprise Foundation
                                            Nationwide Investment Services Corporation
                                            Scottsdale Indemnity Company
                                            Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance Company
                                            Wausau Underwriters Insurance Company
                                            Wausau Service Corporation
                                            Wausau Business Insurance Company
                                            Wausau General Insurance Company
                                            Affiliate Agency, Inc.
                                            Affiliate Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Alabama, Inc.
                                            Financial Horizons Distributors Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Oklahoma, Inc.
                                            Financial Horizons Securities Corporation
                                            Landmark Financial Services of New York, Inc.
                                            NEA Valuebuilder Investor Services of Alabama, Inc.
                                            NEA Valuebuilder Investor Services of Montana, Inc.
                                            NEA Valuebuilder Investor Services of Nevada, Inc.
                                            NEA Valuebuilder Investor Services of Ohio, Inc.
                                            NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                            NEA Valuebuilder Investor Services of Wyoming, Inc.
                                            Nationwide Agency, Inc.
                                            Nationwide Health Plans, Inc.
                                            Nationwide Management Systems, Inc.
                                            MRM Investments, Inc.
                                            NWE, Inc.
                                            National Premium and Benefit Administration Company
                                            Nationwide Insurance Company of America
                                            Morley Financial Services, Inc.

                                            Assistant Secretary
                                            -------------------
                                            Pension Associates of Wausau, Inc.
                                            Companies Agency, Inc.
                                            Companies Agency of Alabama, Inc.
                                            Companies Agency Insurance Services of California
                                            Companies Agency of Georgia, Inc.
                                            Companies Agency of Idaho, Inc.
                                            Companies Agency of Kentucky, Inc.
                                            Companies Agency of New York, Inc.
                                            Companies Agency of Pennsylvania, Inc.
                                            Companies Agency of Phoenix, Inc.
                                            Countrywide Services Corporation
                                            Wausau (Bermuda) Ltd.
                                            Wausau International Underwriters

                                            Vice President and Assistant Secretary
                                            --------------------------------------
                                            National Casualty Company

                                            Secretary
                                            ---------
                                            The Beak and Wire Company

                                            Vice President and Clerk
                                            ------------------------
                                            Healthcare First, Inc.

                                            Clerk
                                            -----
                                            NEA Valuebuilder Services Insurance Agency, Inc.

                                            Assistant Clerk
                                            ---------------
                                            Companies Agency of Massachusetts, Inc.

                  Dimon R. McFerson         Chairman and Chief Executive Officer-Nationwide Insurance  Enterprise and Director
                                            ----------------------------------------------------------------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide General Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            ALLIED Group, Inc.
                                            ALLIED Group Merchant Banking Corporation
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Financial Corporation
                                            ALLIED Life Insurance Company
                                            Colonial Insurance Company of Wisconsin
                                            Farmland Mutual Insurance Company
                                            Nationwide Agribusiness Insurance Company
                                            National Casualty Company
                                            Nationwide Financial Services, Inc.
                                            Nationwide Global Holdings, Inc.
                                            Nationwide Indemnity Company
                                            Nationwide Investment Services Corporation
                                            California Cash Management Company
                                            Nationwide Cash Management Company
                                            Employers Insurance of Wausau A Mutual Company
                                            Scottsdale Indemnity Company
                                            Scottsdale Insurance  Company
                                            Scottsdale Surplus Lines Insurance Company
                                            Wausau Service Corporation
                                            Wausau General Insurance Company
                                            Wausau Business Insurance Company
                                            Wausau Underwriters Insurance Company

                                            Chairman and Chief Executive Officer - Nationwide Insurance
                                            -----------------------------------------------------------
                                            Enterprise, President and Director
                                            ----------------------------------
                                            Nationwide Corporation

                                            Chairman of the Board, Chairman and Chief Executive
                                            ---------------------------------------------------
                                            Officer-Nationwide Insurance Enterprise and Director
                                            ----------------------------------------------------
                                            AID Finance Services, Inc.
                                            ALLIED General Agency Company
                                            ALLIED Group Information Systems, Inc.
                                            ALLIED Group Insurance Marketing Company
                                            ALLIED Group Mortgage Company
                                            ALLIED Property and Casualty Insurance Company
                                            Depositors  Insurance Company
                                            Midwest Printing Services, Ltd.
                                            Premier Agency, Inc.
                                            Western Heritage Insurance Company
                                            American Marine Underwriters, Inc.
                                            Gates, McDonald and Company
                                            Gates McDonald Health Plus, Inc.
                                            Nationwide Investor Services, Inc.
                                            Nationwide Retirement Solutions, Inc.
                                            Companies Agency, Inc.
                                            Companies Agency of Alabama, Inc.
                                            Companies Agency Insurance Services of California

                                            Companies Agency of Georgia, Inc.
                                            Companies Agency of Idaho, Inc.
                                            Companies Agency of Kentucky, Inc.
                                            Companies Agency of Massachusetts, Inc.
                                            Companies Agency of New York, Inc.
                                            Companies Agency of Pennsylvania, Inc.
                                            Companies Agency of Phoenix, Inc.
                                            Countrywide Services Corporation
                                            Employers Life Insurance Company of Wausau
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Financial Institution Distributors Agency, Inc.
                                            Nationwide Insurance Enterprise Services, Ltd.
                                            Nationwide Insurance Company of America
                                            Wausau International Underwriters
                                            Wausau Preferred Health Insurance Company

                                            Trustee and Chairman
                                            --------------------
                                            Financial Horizons Investment Trust
                                            Nationwide Investing Foundation
                                            Nationwide Investing Foundation II
                                            Nationwide Investing Foundation III

                                            Chairman of the Board
                                            ---------------------
                                            Nationwide Insurance Golf Charities, Inc.

                                            Chairman of the Board and Director
                                            ----------------------------------
                                            Lone Star General Agency, Inc.
                                            Nationwide Community Urban Redevelopment Corporation
                                            NEA Valuebuilder Investor Services, Inc.
                                            NEA Valuebuilder Investor Services of Arizona, Inc
                                            Colonial County Mutual Insurance Company

                                            Director
                                            --------
                                            Gates, McDonald & Company of Nevada
                                            Gates, McDonald & Company of New York
                                            Healthcare First, Inc.
                                            Morley Financial Services, Inc.
                                            Nationwide Agency, Inc.
                                            Nationwide Health Plans, Inc.
                                            Nationwide Management Systems, Inc.

                                            Chairman of the Board, Chairman and Chief Executive
                                            ---------------------------------------------------
                                            Officer-Nationwide Insurance Enterprise and Trustee
                                            ---------------------------------------------------
                                            Nationwide Insurance Enterprise Foundation

                                            Member-Board of Managers, Chairman of the Board,
                                            ------------------------------------------------
                                            Chairman and Chief Executive Officer-Nationwide Insurance
                                            ---------------------------------------------------------
                                            Enterprise
                                            ----------
                                            Nationwide Properties, Ltd.
                                            Nationwide Realty Investors, Ltd.
                                            Nationwide Insurance Enterprise Services, Ltd.

                                            Chairman and Chief Executive Officer-Nationwide Insurance Enterprise
                                            --------------------------------------------------------------------
                                            Nationwide Insurance Company of Florida

                Robert A. Oakley            Executive Vice President-Chief Financial Officer
                                            ------------------------------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide General Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            ALLIED Group. Inc.
                                            ALLIED Life Financial Corporation
                                            American Marine Underwriters, Inc.
                                            Companies Agency, Inc.
                                            Companies Agency of Alabama, Inc.
                                            Companies Agency of Georgia, Inc.
                                            Companies Agency of Idaho, Inc.
                                            Companies Agency of Kentucky, Inc.
                                            Companies Agency of Massachusetts, Inc.
                                            Companies Agency of New York, Inc.
                                            Companies Agency of Pennsylvania, Inc.
                                            Companies Agency of Phoenix, Inc.
                                            Countrywide Services Corporation
                                            Employers Life Insurance Company of Wausau
                                            National Casualty Company
                                            National Premium and Benefit Administration Company
                                            The Beak and Wire Corporation
                                            Employers Insurance of Wausau A Mutual Company
                                            Farmland Mutual Insurance Company
                                            Nationwide Financial Institution Distributors Agency, Inc.
                                            Lone Star General Agency, Inc.
                                            Nationwide Agribusiness Insurance Company
                                            Nationwide Corporation
                                            Nationwide Financial Services, Inc.
                                            Nationwide Investment Services Corporation
                                            Nationwide Investor Services, Inc.
                                            Nationwide Insurance Enterprise Foundation
                                            Nationwide Properties, Ltd.
                                            Nationwide Realty Investors, Ltd.
                                            NEA Valuebuilder Investor Services, Inc.
                                            NEA Valuebuilder Investor Services of Arizona, Inc.
                                            Colonial County Mutual Insurance Company
                                            Pension Associates of Wausau, Inc.
                                            Nationwide Retirement Solutions, Inc.
                                            Scottsdale Indemnity Company
                                            Scottsdale Insurance Company
                                            Scottsdale Surplus Lines Insurance Company
                                            Wausau Business Insurance Company
                                            Wausau General Insurance Company
                                            Wausau Preferred Health Insurance Company
                                            Wausau Service Corporation
                                            Wausau Underwriters Insurance Company

                                            Director, Chairman of the Board
                                            -------------------------------
                                            Neckura Holding Company
                                            Neckura Insurance Company
                                            Neckura Life Insurance Company

                                            Executive Vice President-Chief Financial Officer and Director
                                            -------------------------------------------------------------

                                            AID Finance Services, Inc.
                                            ALLIED General Agency Company
                                            ALLIED Group Information Systems, Inc.
                                            ALLIED Group Insurance Marketing Company
                                            ALLIED Group Merchant Banking Corporation
                                            ALLIED Group Mortgage Company
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Insurance Company
                                            ALLIED Property and Casualty Insurance Company
                                            AMCO Insurance Company
                                            Depositors  Insurance Company
                                            Midwest Printing Services, Ltd.
                                            Premier Agency, Inc.
                                            Western Heritage Insurance Company
                                            Colonial Insurance Company of Wisconsin
                                            Nationwide Cash Management Company
                                            Nationwide Community Urban Redevelopment Corporation
                                            Nationwide Global Holdings, Inc.
                                            Nationwide Insurance Enterprise Services, Ltd.
                                            MRM Investments, Inc.
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Indemnity Company
                                            Nationwide Insurance Company of America

                                            Executive Vice President
                                            ------------------------
                                            Companies Agency Insurance Services of California
                                            Wausau International Underwriters

                                            Director and Vice Chairman
                                            --------------------------
                                            Leben Direkt Insurance Company
                                            Neckura General Insurance Company
                                            Auto Direkt Insurance Company

                                            Director
                                            --------
                                            NWE, Inc.
                                            Gates, McDonald & Company
                                            GatesMcDonald Health Plus Inc.
                                            Healthcare First, Inc.
                                            Morley Financial Services,  Inc.


                                            Board of Managers, Executive Vice President-Chief Financial Officer
                                            -------------------------------------------------------------------
                                            Nationwide Insurance Enterprise Services, Ltd.


                  Susan A. Wolken           Senior Vice President - Life Company Operations
                                            -----------------------------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company

                                            Director
                                            --------
                                            Affiliate Agency, Inc.
                                            Affiliate Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Alabama, Inc.

                                            Financial Horizons Distributors Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Oklahoma, Inc.
                                            Financial Horizons Securities Corporation
                                            Landmark Financial Services of New York, Inc.
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investment Services Corporation
                                            NEA Valuebuilder Investor Services, Inc.
                                            NEA Valuebuilder Investor Services of Alabama, Inc.
                                            NEA Valuebuilder Investor Services of Arizona, Inc.
                                            NEA Valuebuilder Investor Services of Montana, Inc.
                                            NEA Valuebuilder Investor Services of Nevada, Inc.
                                            NEA Valuebuilder Investor Services of Ohio, Inc.
                                            NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                            NEA Valuebuilder Investor Services of Wyoming, Inc.
                                            NEA Valuebuilder Services Insurance Agency, Inc.
                                            Nationwide Retirement Solutions, Inc.
                                            Nationwide Retirement Solutions, Inc. of Massachusetts
                                            Nationwide Retirement Solutions, Inc. of Alabama
                                            Nationwide Retirement Solutions, Inc. of Arkansas
                                            Nationwide Retirement Solutions, Inc. of Montana
                                            Nationwide Retirement Solutions, Inc. of New Mexico

                  Robert J. Woodward, Jr.   Executive Vice President-Chief Investment Officer
                                            -------------------------------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide General Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            AID Finance Services, Inc.
                                            ALLIED General Agency Company
                                            ALLIED Group, Inc.
                                            ALLIED Group Information Systems, Inc.
                                            ALLIED Group Insurance Marketing Company
                                            ALLIED Group Merchant Banking Corporation
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Financial Corporation
                                            ALLIED Life Insurance Company
                                            ALLIED Property and Casualty Insurance Company
                                            AMCO Insurance Company
                                            Depositors  Insurance Company
                                            Midwest Printing Services, Ltd.
                                            Premier Agency, Inc.
                                            Western Heritage Insurance Company
                                            Colonial County Mutual Insurance Company
                                            Colonial Insurance Company of Wisconsin
                                            Employers Insurance of Wausau A Mutual Company
                                            Employers Life Insurance Company of Wausau
                                            Farmland Mutual Insurance Company
                                            Gates, McDonald & Company
                                            GatesMcDonald Health Plus, Inc.
                                            Lone Star General Agency, Inc.
                                            National Casualty Company
                                            Nationwide Financial Services, Inc.
                                            Nationwide Agribusiness Insurance Company
                                            Nationwide Insurance Company of America

                                            Nationwide Corporation
                                            Nationwide Insurance Enterprise Foundation
                                            Nationwide Insurance Enterprise Services, Ltd.
                                            Nationwide Investment Services Corporation
                                            Pension Associates of Wausau, Inc.
                                            Nationwide Retirement Solutions, Inc.
                                            Scottsdale Indemnity Company
                                            Scottsdale Insurance Company
                                            Scottsdale Surplus Lines Insurance Company
                                            Wausau Business Insurance Company
                                            Wausau General Insurance Company
                                            Wausau Preferred Health Insurance Company
                                            Wausau Service Corporation
                                            Wausau Underwriters Insurance Company

                                            Director
                                            --------
                                            Morley Financial Services, Inc.
                                            Nationwide Global Holdings, Inc.
                                            Nationwide Investors Services, Inc.

                                            Member-Board of Managers and Vice Chairman
                                            ------------------------------------------
                                            Nationwide Properties, Ltd.
                                            Nationwide Realty Investors, Ltd.

                                            Director and President
                                            ----------------------
                                            California Cash Management Company
                                            MRM Investments, Inc.
                                            Nationwide Cash Management Company
                                            Nationwide Community Urban Redevelopment Corporation
                                            NWE, Inc.

                                            Director, Executive Vice President-Chief Investment Officer
                                            -----------------------------------------------------------
                                            Nationwide Indemnity Company
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Insurance Company of America

                                            Director, Vice Chairman and Executive Vice President-Chief Investment Officer
                                            -----------------------------------------------------------------------------
                                            ALLIED Group Mortgage Company


                                            Trustee and Vice Chairman
                                            -------------------------
                                            Nationwide Asset Allocation Trust
                                            Nationwide Separate Account Trust


                James F. Laird, Jr.         Vice President and General Manager
                                            ----------------------------------
                                            Nationwide Advisory Services, Inc.

                                            Vice President and General Manager and Director
                                            -----------------------------------------------
                                            Nationwide Investors Services, Inc.

                                            Treasurer
                                            ---------
                                            Nationwide Investing Foundation
                                            Nationwide Separate Account Trust
                                            Nationwide Investing Foundation II
                                            Financial Horizons Investment Trust

                                            Nationwide Asset Allocation Trust
                                            Nationwide Investing Foundation III


                Christopher A. Cray         Treasurer
                                            ---------
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investors Services, Inc.

                                            Assistant Treasurer
                                            -------------------
                                            Nationwide Investing Foundation
                                            Nationwide Separate Account Trust
                                            Nationwide Investing Foundation III
                                            Financial Horizons Investment Trust
                                            Nationwide Asset Allocation Trust


                Elizabeth A. Davin          Secretary
                                            ---------
                                            Nationwide Asset Allocation Trust
                                            Nationwide Separate Account Trust
                                            Nationwide Investing Foundation III

                                            Assistant Secretary
                                            -------------------
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investing Foundation
                                            Nationwide Investing Foundation II
                                            Nationwide Investors Services, Inc.

                David E. Simaitis           Secretary
                                            ---------
                                            Nationwide Investing Foundation
                                            Nationwide Investing Foundation II

                                            Assistant Secretary
                                            -------------------
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investors Services, Inc.


                W. Sidney Druen             Senior Vice President and General Counsel and Assistant Secretary
                                            -----------------------------------------------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide General Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investors Services, Inc.
                                            Employers Insurance of Wausau A Mutual Company
                                            Employers Life Insurance Company of Wausau
                                            Wausau Business Insurance Company
                                            Wausau General Insurance Company
                                            Wausau Underwriters Insurance Company
                                            Wausau Preferred Health Insurance Company
                                            Wausau Service Corporation

                                            Senior Vice President and General Counsel
                                            -----------------------------------------
                                            ALLIED Group, Inc.
                                            ALLIED Group Mortgage Company

                                            ALLIED Life Financial Corporation
                                            Affiliate Agency, Inc.
                                            Affiliate Agency of Ohio, Inc.
                                            American Marine Underwriters, Inc.
                                            The Beak and Wire Corporation
                                            California Cash Management Company
                                            Colonial County Mutual Insurance Company
                                            Colonial Insurance Company of California
                                            Farmland Mutual Insurance Company
                                            Nationwide Agribusiness Insurance Company
                                            Nationwide Financial Services, Inc.
                                            Nationwide Financial Institution Distributors Agency, Inc.
                                            Financial Horizons Distributors Agency of Alabama, Inc.
                                            Financial Horizons Distributors Agency of Ohio, Inc.
                                            Financial Horizons Distributors Agency of Oklahoma, Inc.
                                            Financial Horizons Securities Corporation
                                            Gates, McDonald & Company of Nevada
                                            Gates, McDonald & Company of New York, Inc.
                                            Landmark Financial Services of New York, Inc.
                                            National Casualty Company
                                            Nationwide Agency, Inc.
                                            Nationwide Cash Management Company
                                            Nationwide Corporation
                                            Nationwide Insurance Enterprise Services, Ltd.
                                            Nationwide Investment Services Corporation
                                            Nationwide Health Plans, Inc.
                                            Nationwide Management Systems, Inc.
                                            Nationwide Trust Company, FSB
                                            Companies Agency, Inc.
                                            Companies Agency Insurance Services of California
                                            Companies Agency of Alabama, Inc.
                                            Companies Agency of Georgia, Inc.
                                            Companies Agency of Idaho, Inc.
                                            Companies Agency of Kentucky, Inc.
                                            Companies Agency of Massachusetts, Inc.
                                            Companies Agency of New York, Inc.
                                            Companies Agency of Pennsylvania, Inc.
                                            Companies Agency of Phoenix, Inc.
                                            Countrywide Services Corporation
                                            Lone Star General Agency Inc.
                                            Nationwide Insurance Enterprise Foundation
                                            National Premium and Benefit Administration Company
                                            Nationwide Properties, Ltd.
                                            Nationwide Realty Investors, Ltd.
                                            NEA Valuebuilder Investor Services, Inc.
                                            NEA Valuebuilder Investor Services of Alabama, Inc.
                                            NEA Valuebuilder Investor Services of Arizona, Inc.
                                            NEA Valuebuilder Investor Services of Montana, Inc.
                                            NEA Valuebuilder Investor Services of Nevada, Inc.
                                            NEA Valuebuilder Investor Services of Ohio, Inc.
                                            NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                            NEA Valuebuilder Investor Services of Wyoming, Inc.
                                            NEA Valuebuilder Services Insurance Agency, Inc.
                                            PEBSCO of Massachusetts Insurance Agency, Inc.
                                            Pension Associates of Wausau, Inc.
                                            Nationwide Retirement Solutions, Inc.
                                            Nationwide Retirement Solutions of Alabama

                                            Nationwide Retirement Solutions of Arkansas
                                            Nationwide Retirement Solutions of Montana
                                            Nationwide Retirement Solutions of New Mexico
                                            Scottsdale Indemnity Company
                                            Scottsdale Insurance Company
                                            Scottsdale Surplus Lines Insurance Company
                                            Wausau   International Underwriters
                                            Morley Financial Services, Inc.

                                            Senior Vice President and General Counsel and Director
                                            ------------------------------------------------------
                                            AID Finance Services, Inc.
                                            ALLIED General Agency Company
                                            ALLIED Group Information Systems, Inc.
                                            ALLIED Group Insurance Marketing Company
                                            ALLIED Group Merchant Banking Corporation
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Insurance Company
                                            ALLIED Property and Casualty Insurance Company
                                            AMCO Insurance Company
                                            Colonial Insurance Company of Wisconsin
                                            Depositors  Insurance Company
                                            Gates,McDonald & Company
                                            GatesMcDonald Health Plus, Inc.
                                            Healthcare First, Inc.
                                            Midwest Printing Services, Ltd.
                                            National Casualty Company
                                            Nationwide Cash Management Company
                                            Premier Agency, Inc.
                                            Western Heritage Insurance Company
                                            Nationwide Community Urban Redevelopment Corporation
                                            Nationwide Indemnity Company
                                            MRM Investments, Inc.
                                            NWE, Inc.
                                            Nationwide Insurance Company of America

                                            Senior Vice President and General Counsel, Assistant
                                            ----------------------------------------------------
                                            Secretary and Director
                                            ---------------------
                                            Nationwide Global Holdings, Inc.

                                            Assistant Secretary
                                            -------------------
                                            Key Health Plan, Inc.

                                            General Counsel
                                            ---------------
                                            Nationwide Insurance Golf Charities, Inc.


                Patricia J. Smith           Assistant Secretary
                                            -------------------
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Horizons Investment Trust
                                            Nationwide Investing Foundation
                                            Nationwide Investing Foundation II
                                            Nationwide Investing Foundation III
                                            Nationwide Investors Services, Inc.
                                            Nationwide Separate Account Trust
                                            Nationwide Asset Allocation Trust

                Edwin P. McCausland, Jr.    Sr. Vice President - Fixed Income Securities
                                            --------------------------------------------
                                            Nationwide Mutual Insurance Company
                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide General Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company
                                            Nationwide Advisory Services, Inc.
                                            AID Finance Services, Inc.
                                            ALLIED General Agency Company
                                            ALLIED Group, Inc.
                                            ALLIED Group Information Systems, Inc.
                                            ALLIED Group Insurance Marketing Company
                                            ALLIED Group Merchant Banking Corporation
                                            ALLIED Group Mortgage Company
                                            ALLIED Life Brokerage Agency, Inc.
                                            ALLIED Life Financial Corporation
                                            ALLIED Life Insurance Company
                                            ALLIED Property and Casualty Insurance Company
                                            AMCO Insurance Company
                                            Depositors  Insurance Company
                                            Midwest Printing Services, Ltd.
                                            Premier Agency, Inc.
                                            Western Heritage Insurance Company
                                            Colonial Insurance Company of Wisconsin
                                            Nationwide Cash Management Company
                                            Nationwide Indemnity Company
                                            Nationwide Insurance Enterprise Foundation
                                            Morley Financial Services, Inc.
                                            Employers Insurance of Wausau A Mutual Company
                                            Employers Life Insurance Company of Wausau
                                            Farmland Mutual Insurance Company
                                            Gates, McDonald & Company
                                            GatesMcDonald Health Plus, Inc.
                                            National Casualty Company
                                            Nationwide Agribusiness Insurance Company
                                            Scottsdale Indemnity Company
                                            Scottsdale Insurance Company
                                            Scottsdale Surplus Lines Insurance Company
                                            Nationwide Insurance Company of America
                                            Wausau Business Insurance Company
                                            Wausau General Insurance Company
                                            Wausau Preferred Health Insurance Company
                                            Wausau Service Corporation
                                            Wausau Underwriters Insurance Company

                                            Assistant Treasurer
                                            -------------------
                                            Financial Horizons Investment Trust
                                            Nationwide Asset Allocation Trust
                                            Nationwide Investing Foundation
                                            Nationwide Investing Foundation II
                                            Nationwide Investing Foundation III
                                            Nationwide Separate Account Trust


                  Joseph P. Rath            Vice President - Product and Market Compliance
                                            ----------------------------------------------
                                            Nationwide Mutual Insurance Company

                                            Nationwide Mutual Fire Insurance Company
                                            Nationwide Property and Casualty Insurance Company
                                            Nationwide Life Insurance Company
                                            Nationwide Life and Annuity Insurance Company

                                            Vice President-Compliance
                                            -------------------------
                                            Nationwide Advisory Services, Inc.
                                            Nationwide Investment Services Corporation

                                            Vice President-Chief Compliance Officer
                                            ---------------------------------------
                                            Nationwide Financial Services, Inc.


                  William G. Goslee         Vice President
                                            --------------
                                            Nationwide Advisory Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
5525 Park Center Circle
Dublin, Ohio 43017

Employers Insurance of Wausau A Mutual Company
2000 Westwood Drive
Wausau, Wisconsin 54401-7881

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura General Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Public Employees Benefit Services Corporation
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza,
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

           (b) UBT serves as investment adviser to the Morley Capital Accumulation Fund. UBT, a trust company organized under the laws of the State of Oregon, is a wholly owned subsidiary of Nationwide Life Insurance Company. UBT conducts a variety of trust activities.

                To the knowledge of the Trust, none of the directors or officers of UBT, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Morley Financial Services, Inc. The directors except as noted below may be contacted C/O UBT, 5665 SW Meadows Rd., Suite 400, Lake Oswego, Oregon 97035.

                Donald C. Burdick, 434 Ridgeway Road, Lake Oswego, OR 97034 Mr. Burdick has been an independent consultant and investor for the past 10 years. Prior to that he was President of Investcorp Financial Services.

                Harold H. Morley, President, CEO and Director of UBT. Mr. Morley is Chairman and Chief Executive Officer of Morley Financial Services, Inc.

                Joan K. Hall, Senior Vice President, Corporate Secretary, Financial Officer and Director of UBT. Ms. Hall is Senior Vice President and Financial Officer of Morley Financial Services.

                David Fallow, Executive Vice President of UBT. Mr. Fallow is President and Chief Investment Officer of Morley Financial Services, Inc.

            (c) Information for the Subadviser of the S&P 500 Index Fund

                (1) The Dreyfus Corporation

                    The Dreyfus Corporation ("Dreyfus") acts as subadviser to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC file No. 801-8147).

            (d) Information for the Subadviser of the Prestige Large Cap Value
                Fund

                (1) Brinson Partners, Inc.

                    Brinson Partners, Inc. ("Brinson") acts as a subadviser to the Prestige Large Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Brinson, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Brinson (SEC file No. 801-34910.)

            (e) Information for the Subadviser of the Prestige Large Cap Growth Fund

                  (1)   Goldman Sachs Asset Management

                        Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

            (f)   Information for the Subadviser of the Prestige Balanced Fund

                  (1)   J. P. Morgan Investment Management

                        J. P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                        To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of
                        J. P. Morgan & Co. Incorporated.


            (g)   Information for the Subadviser of the Prestige Small Cap Fund

                  (1)   Institutional Trust Company

                        Institutional Trust Company ("ITC") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of ITC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by ITC (SEC file No. 801-12389.)


                  (2)   Invesco Management & Research, Inc.

                        Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)


            (h)   Information for the Subadviser of the Prestige International
                  Fund

                  (1)   Lazard Asset Management

                        Lazard Asset Management ("Lazard") acts as subadviser to the International Fund and as adviser or subadviser to a number of other registered investment companies as well as to separate institutional investors.

                           Name and Address of Company with
                           which General Member is Connected
Name of General Member     other than with Lazard and its affiliates.      Capacity
----------------------     ------------------------------------------      --------
Eileen D. Alexanderson     None

William Araskog            None

F. Harlan Batrus           Mutual of America Capital Management Corp.      Director
                           666 Fifth Ave.
                           New York,  New York  10103

                           Ryan Labs, Inc.                                 Director
                           350 Albany Street
                           New York, New York  10280

David G. Braunschvig       None

Patrick J. Callahan, Jr.   Berry Metal Co.                                 Director
                           Route 68
                           Harmony, Pennsylvania  16307

                           BT Capital Corp.                                Director
                           280 Park Avenue
                           New York, New York  10017

                           Lee Brass Co. (Prior to 3/1/95)                 Director
                           P.O. Box 1229
                           Anniston, Alabama  36202

                           Michigan Wheel Corp.                            Director
                           1501 Buchanan Avenue
                           Southwest Grand Rapids, Michigan  49507


                           Rotation Dynamics Corp.                         Director
                           15 Salt Creek Lane
                           Suite 316
                           Hinsdale, Illinois  60521

                           Somerset Technologies, Inc.                     Director
                           P.O. Box 791
                           New Brunswick, New Jersey  08903

                           GAR Holding Co. (Prior to 4/1/96)               Director
                           600 Union Street
                           Ashland, Ohio  44905

Michael David-Weill        BSN Gervias Danone (Prior to 8/1/96)            Director
                           1260130 Rue Jules Grueade
                           Levallois-Perret (Hauts de Seinc)
                           France  92303

                           Credit Mobilier Industrial                      Chairman of the Board
                           (Prior to 8/1/96)
                           (SOVAC)
                           19-21 rue de la Bienfaisance
                           75008 Paris, France

                           The Dannon Company, Inc.                        Director
                           22-11 38th Avenue
                           Long Island City, New York  11101

                           Eurafrance                                      President and Chairman of the Board
                           12 Avenue Percier
                           75008 Paris, France

                           Exor Group                                      Director
                           19 Avenue Montaigne
                           75008 Paris, France

                           Euralux                                         Director
                           8 Rue Ste-Zithe
                           2763 Luxembourg

                           Pist S.P.A. (Prior to 8/1/96)                   Director
                           Corso Marconi 10
                           10125 Torino
                           Italy

                           Group Danone                                    Director
                           7 Rue de Teheran
                           75008 Paris, France

                           ITT Industries, Inc.                            Director
                           320 Park Avenue
                           New York, New York  10022

                           La France S.A.                                  Director
                           7 & 9 Boulevard Hauggmann
                           75009 Paris, France

                           La France-Iard                                  Director
                           7 & 9 Boulevard Hauggmann
                           75009 Paris, France

                           La France-Vic                                   Director
                           7 & 9 Boulevard Hauggmann
                           75009 Paris, France

                           Lazard Brothers & Co., Limited                  Director
                           21 Moorfields
                           London EC2P-2HT

                           Pearson plc                                     Director
                           Millbank Tower
                           London SWI  P4Q2

                           Publicis S.A.                                   Director
                           133 Champs-Ezlysees

                           75008 Paris, France

                           S.A. de la Rue Imperiale de Lyon                Director
                           49, Rue de la Republique
                           Lyon (Rhone) 69002 France

John V. Doyle              None

Charles R. Dreifus         None

Thomas F. Dunn             Goldman, Sachs & Co.                            Senior Portfolio Manager
                           (Prior to 1/1/96)
                           65 Broadway Street
                           New York, New York  10004

Norman Eig                 The Lazard Funds, Inc.                          Director, Chairman
                           30 Rockefeller Plaza
                           New York, New York  10020

                           The Emerging World Trust Fund Limited           Director
                           30 Rockefeller Plaza
                           New York, New York  10020

                           Lazard Pension Management, Inc.                 Director
                           30 Rockefeller Plaza
                           New York, New York  10020

Richard P. Emerson         None

Peter R. Ezersky           None

Jonathan F. Foster         None

Albert H. Garner           None

James S. Gold              Smart & Final, Inc.                             Director
                           4700 South Boyle Avenue
                           Los Angeles, California  90058

Jeffrey A. Golman          None



Steven J. Golub            Mineral Technologies, Inc.                      Director
                           405 Lexington Avenue
                           New York, New York  10174-1901

Herbert W. Gullquist       The Lazard Funds, Inc.                          Director, President
                           30 Rockefeller Plaza
                           New York, New York  10020

                           The Emerging World Trust Fund Limited           Director
                           30 Rockefeller Plaza
                           New York, New York  10020

                           Lazard Freres Asset                             Director, President
                           Management (Canada), Inc.

                           30 Rockefeller Plaza
                           New York, New York  10020

                           Lazard Pension Management, Inc.                 Director, President
                           30 Rockefeller Plaza
                           New York, New York  10020

Thomas R. Haack            None

J. Ira Harris              Manpower, Inc.                                  Director
                           5301 North Ironwood Road
                           Milwaukee, Wisconsin  53201

                           Caremark International, Inc.                    Director
                           (Prior to 9/20/96)
                           2215 Sanders Road
                           Northbrook, Illinois  60062

                           Brinker International, Inc.                     Director
                           6820 LBJ Freeway
                           Dallas, Texas  75240

Melvin Heineman            Lazard Freres & Co., Ltd.                       Director
                           21 Moorsfields
                           London EC2P 2HT
                           England

                           Lazard Pension Management, Inc.                 Director
                           (Prior to 1/1/97)
                           30 Rockefeller Plaza
                           New York, New York  100200

Kenneth M. Jacobs          None

Jonathan H. Kagan          Continental Cablevision, Inc.                   Director
                           Pilot House
                           54 Lewis Wharf
                           Boston, Massachusetts  02110

                           Firearms Training Systems, Inc.                 Director
                           7340 McGinnis Ferry Road
                           Suwanee, Georgia  301274

                           La SalleRe Ltd.                                 Director
                           Cumberland House
                           One Victoria Street
                           P.O. HM 1502
                           Hamilton Hm FX
                           Bermuda

                           Patient Education Media, Inc.                   Director
                           1271 Avenue of the Americas
                           New York, New York  10020

                           Phar-Mor, Inc. (Prior to 1/1/96)                Director
                           20 Federal Plaza West
                           Youngstown, Ohio  44501

                           Tyco Toys, Inc.                                 Director
                           6000 Midlantic Drive
                           Mount Laurel, New Jersey  09054

James L. Kempner           Lazard Freres & Co. Capital Markets
                           30 Rockefeller Plaza
                           New York, New York  10020

William J. Kreisel         Morgan Stanley & Co., Inc.                      Managing Director
                           (Prior to 12/95)
                           1221 Avenue of the Americas
                           New York, New York  10020

Larry A. Kohn              Goldman Sachs & Co.                             Vice President
                           (Prior to 1/97)
                           85 Broad Street
                           New York, New York  10004

Sandra A. Lamb             None

Edgar D. Legaspi           None

Michael S. Liss            Bear Stearns & Co.                              Senior Portfolio Manager
                           (Prior to 10/1/95)
                           245 Park Avenue
                           New York, New York  10004

William R. Loomis, Jr.     Englehard Hanovia, Inc.                         Director
                           290 Park Avenue
                           3rd Floor - West Wing
                           New York, New York  10017

                           Minorco S.A.                                    Director
                           Boite Postal 185
                           L-2011 Luxembourg

                           Minorco U.S.A., Inc.                            Director
                           30 Rockefeller Plaza
                           Suite 4212
                           New York, New York  10112


                           Terra Industries, Inc.                          Director
                           600 4th Street
                           Sioux City, Iowa  51101

J. Robert Lovejoy          Lazard Freres & Co. Capital Markets
                           30 Rockefeller Plaza
                           New York, New York  10020

Matthew J. Lustig          None

Philippe L. Magistretti    None

Damon Mezzacappa           Corporate Property Investors                    Director
                           30 Rockefeller Plaza

                           New York, New York  10020

Christina A. Mohr          Loehmann's Holdings, Inc.                       Director
                           2500 Halsey Street
                           Bronx, New York 10461

                           United Retail Group, Inc.                       Director
                           365 West Passaic Street
                           Rochelle Park, New Jersey  07662

Robert P. Morgenthau       Lazard Freres Asset Management                  Director, Vice President
                           (Canada, Inc.
                           30 Rockefeller Plaza
                           New York, New York  10020

Steven J. Niemczyk         None

Hamish W. M. Norton        None

Jonathan O'Herron          Trigon Energy Corporation                       Director
                           1 Water Street
                           White Plains, New York  10601

James A. Paduano           Donovan Data Systems, Inc.                      Director
                           666 Fifth Avenue
                           New York, New York  10019

                           Pilgrim Electronics, Inc.                       Director
                           (Prior to 4/1/95)
                           60 Beaver Brook Road
                           Danbury, Connecticut  06810

                           Secure Products, Inc.                           Director
                           17 Maple Street
                           Summit, New Jersey   07901

Louis Perlmutter           None

Robert E. Poll, Jr.        None




Lester Pollack             Continental Cablevision, Inc.                   Director
                           Pilot House
                           54 Louis Wharf
                           Boston, Massachusetts  02210

                           CNA Financial Corp (Prior to 3/1/95)            Director
                           CNA Plaza
                           Chicago, Illinois  60685

                           Firearms Training Systems, Inc.                 Director
                           7340 McGinnis Ferry Road
                           Suwannee, Georgia  30174

                           Kaufman & Broad Home Corp.                      Director

                           11601 Wilshire Boulevard
                           Los Angeles, California  90025-1748

                           LaSalle Re Ltd.                                 Director
                           Cumberland House
                           One Victoria Street
                           P.O. HM FX
                           Bermuda

                           LaSalle Re Holdings Ltd.                        Director
                           Cumberland House
                           One Victoria Street
                           P.O. HM FX
                           Bermuda

                           Loews Corporation (Prior to 1/1/96)             Director
                           666 Fifth Avenue
                           New York, New York  10103

                           Paramount Communications, Inc.                  Director
                           (Prior to 3/1/95)
                           15 Columbus Circle
                           New York, New York  10023

                           Parlex Corp.                                    Director
                           145 Milk Street
                           Metuen, Massachusetts   01844

                           Polaroid Corp.                                  Director
                           549 Technology Square
                           Cambridge, Massachusetts  02139

                           SD Holding (Bermuda) Ltd.                       Director
                           Hurst Holme
                           Trott Road
                           Hamilton HMII
                           Bermuda

                           Sphere Drake Acquisitions (U.K.) Ltd.           Director
                           52-54 Leadenhall Street
                           London EC3A 2BJ
                           England

                           Sphere Drake Holding Ltd.                       Director
                           52-24 Leadenhall Street
                           London EC3A 2BJ
                           England

                           Sun America Inc.                                Director
                           11601 Wilshire Boulevard
                           Los Angeles, California  90025

                           Tidewater, Inc.                                 Director
                           1440 Canal Street
                           Suite 2100
                           New Orleans, Louisiana  70112

Michael J. Price           Avidia Systems, Inc.                            Director
                           10 Fairfield Blvd.
                           Wallingford, Connecticut  06492

Steven L. Rattner          Falcon Holding Group L.P.                       Director
                           10900 Wilshire Boulevard
                           Los Angeles, California  90024

John R. Reese              Owosso Corp.                                    Director
                           312 West Main Street
                           Owosso, Michigan  48867

                           Owosso Gan, Inc.                                Director
                           312 West Main Street
                           Owosso, Michigan  48867

John R. Reinsberg          None

Louis G. Rice              None

Luis E. Rinaldini          Cedar Fair Management Co.                       Director
                           (Prior to 3/1/95)
                           CN 5006 Causeway Drive
                           Sandusky, Ohio  44870

Bruno M. Roger             CAP Gemini Sogeti                               Director
                           6, Bid Jean Pain a Grenoble  (38005)
                           France

                           Carnaud Metal Box Packaging                     Director
                           (Prior to 8/1/96)
                           152, Rue de Courcelles aq Paris 17cme
                           France

                           Compagnie De Credit                             Director
                           121, Boulevard Haussmann a Paris Seme
                           France

                           Compagnie De Saint-Gobain                       Director
                           Les Miroirs
                           18 Avenue d'Alsace
                           Paris la Defense (92096)
                           France

                           Eurafrance                                      Director
                           12, Avenue Percier a Paris Seme
                           France

                           Financiere Et Industrielle Gaz                  Director
                           Et. Eaux
                           3, Rue Jacques Bingen a Paris 17cmc
                           France

                           Fonde Partonaires Gestion (F.P.G.)              Director
                           121, Boulevard Hausemann a Paris Seme
                           France

                           Lazard, Burlkin, Euna & Co.                     Director
                           (Prior to 1/1/96)
                           Ulmenstrasse 37-39
                           60325  Frankfurt am Main
                           Federal Republic of Germany

                           Lazard & Co., GmbH                              Director
                           Ulmenstrasse 37-39
                           60325 Frankfurt am Main
                           Federal Republic of Germany

                           LVMH-Moet Hennesy Louis Vuitton                 Director
                           30, Avenue Roche a Paris Seme
                           France

                           Marine-Wendel                                   Director
                           189, Rue Taitbout a Paris 9cmc
                           France

                           Midial (Prior to 11/96)                         Director
                           192, Avenue Charles de Gaulle
                           Neuille S/Sein (92200)
                           France

                           Pinault-Printemps-Redoute                       Director
                           61, Rue Caumartin
                           75009 Paris

                           PSA Finance Holding (Prior to 1/1/96)           Director
                           75, av. de la Grande Armee a Paris 16eme
                           France

                           Sidel                                           Director
                           66, Rue de Miromeanil
                           75008 Paris

                           Societe Centrale Puour O'Industrie              Director
                           9, Avenue Roche a Paris 8emc
                           France




                           Sociote Financiere Generale                     Director
                           Immobilierc (S.F.G.I.)
                           23, rue de I'Arcaede a Paris 9eme
                           France

                           Sofina (Belgique)                               Director
                           Rue de Naples, 38-B-1050 Bruzelles

                           Sogeti S.A. (Prior to 8/1/96)                   Director
                           6, bld Jean Pain a Grenoble (38005)
                           France

                           Sovac (Prior to 8/1/96)                         Director
                           19-21, rue de la Bienfaisance a Paris 8eme

                           France

                           Sovaclux S.A.                                   Director
                           14 rue Aldrigen - Luxembourg

                           Thomson S.A.
                           51 esplanade du General de Gaulle
                           La Defense 10-92800 Puteaux
                           France

                           Thomson CSF                                     Director
                           51 Eslanade du General de Gaulle
                           La Defense 10-92800 Puteaux
                           France

                           U.A.P.                                          Director
                           9 place Vendome
                           75001 Paris

Felix G. Rohatyn           Crown Cork & Seal Co., Inc.                     Director
                           9300 Ashton Road
                           Philadelphia, Pennsylvania  19136

                           General Instrument Corp.                        Director
                           161 West Madison St.
                           Chicago, Illinois  60602

                           Howmet Turbine Components Corp.                 Director
                           (Prior to 1/1/96)
                           221 West Webster Avenue
                           Muskegon, Michigan  49440

                           Pechiney S.A. (Prior to 3/1/95)                 Director
                           23 Rue Balzac
                           75008 Paris, France

                           Pfizer, Inc.                                    Director
                           235 East 42nd Street
                           New York, New York  10017-5755

Michael S. Rome            None


Gerald Rosenfeld           Case Corporation                                Director
                           700 State Street
                           Racine, Wisconsin  53404

Steven H. Sands            None

Peter L. Smith             Dixie Yarns, Inc.                               Director
                           1100 Watkins Street
                           Chattanooga, Tennessee  37401

Arthur P. Solomon          None

Michael B. Solomon         Charming Shoppes, Inc.                          Director
                           450 Winks Lane

                           Bensalem, Pennsylvania  19020

Edouard M. Stern           Mainz Holdings Limited                          Director
                           P.O. Boxes 3161
                           Roadtown Tortola BVI

                           Penthievre Holdings B.V.                        Director
                           Jupiter Straat 158
                           2130 Ah Hoofdorp Netherlands

John S. Tamagni            Western Holdings, Inc.                          Director
                           (Prior to 9/20/96)
                           1491 Tyrell Lane
                           Boise, Idaho  82706

David L. Tashjian          None

J. Mikceoll Thomas         First National Bank of Chicago                  Executive Vice President
                           (Prior to 1/1/95)
                           One First National Plaza
                           Chicago, Illinois  60603

Donald A. Wagner           None

Ali E. Wambold             The Albert Fisher Group plc                     Director
                           Fisher House
                           61 Thames St.
                           Windsor, Berkshire S04 IQW
                           England

                           Lazard Brothers & Co., Ltd.                     Director
                           21 Moorfields
                           London EC2P 2HT
                           England

                           Lazard Burklin, Kuna & Co.                      Director
                           (Prior to 3/1/95)
                           Ulmeastrasse 37039
                           60325 Frankfurt and Main
                           Federal Republic of Germany



                           Lazard Freres & Co., Ltd.                       Director
                           21 Moorfields
                           London EC2P 2HT
                           England

                           Lazard S.P.A.                                   Director
                           Plazza Meda, 3
                           Milano, Italy  20121

                           Tomkins PLC                                     Director
                           East Putney House
                           84 Upper Richmond Road
                           London SW15 25T
                           England UK

John B. Ward               None

Michael A. Wildish         None

Kendrick P. Wilson III     American Buildings Company                      Director
                           State Docks Road
                           Eufaula, Alabama  36027

                           Bank United                                     Director
                           3200 Southwest Freeway
                           Houston, Texas  77027

                           ITT Corp.                                       Director
                           1330 Avenue of the Americas
                           New York, New York  10019

                           Meigher Communications, Inc.                    Director
                           100 Avenue of the Americas
                           New York, New York  10013

Alexander E. Zagoreoa      Drayton Korea Investment Trust                  Director
                           11 Devenshire Square
                           London EC2M 4YR

                           The Egypt Trust                                 Director
                           One Rockefeller Plaza
                           New York, New York  10020

                           The Emerging World Trust Fund Limited           Director
                           One Rockefeller Plaza
                           New York, New York  10020

                           Fleming Continental European                    Director
                           One Rockefeller Plaza
                           New York, New York  10020

                           Fleming Continental European                    Director
                           Investment Trust
                           25 Copthall Avenue
                           London EC2R 7DR


                           Gartmore Emerging Pacific                       Director
                           Investment Trust
                           Gartmore House
                           16-18 Monument Street
                           London EC3R 8AJ

                           Greek Progress Fund                             Director
                           Ergobank
                           S. Evripidou
                           40-44, Praxit, Elous
                           105-61 Athens
                           Greece

                           Latin American Investment Trust                 Director

                           Exchange House
                           Primrose Street
                           London EC2A 2NY

                           Merlin Green International                      Director
                           Investment Trust
                           Knightsbridge House
                           197 Knightsbridge
                           London SW7 1RB

                           New Zealand Investment                          Director
                           23 Cathedral Yard
                           Exeter EX1 1HB

                           Taiwan Opportunities Fund                       Director
                           C/O Martin-Currie
                           20 Castle Terrace
                           Edinburgh 2H1 2ES
                           U.K.

                           World Trust Fund                                Director
                           Kredietrust
                           11 rue Aldringen
                           Luxembourg  1-2960


ITEM 29. PRINCIPAL UNDERWRITERS

         (a)  See Item 28 above.
         (b)  Nationwide Advisory Services, Inc.

                                                              Position with                  Position
       Name                   Business Address                Underwriter                with Registrant
       ----                   ----------------                -----------                ---------------
Dimon R. McFerson             One Nationwide Plaza       Chairman and CEO                Chairman of Board of
                              Columbus  OH 43215                                         Trustees

Joseph J. Gasper              One Nationwide Plaza       President and Director          Vice Chairman of
                              Columbus  OH 43215                                         Board of Trustees

Robert A. Oakley              One Nationwide Plaza       Exec. VP - Chief Financial      N/A
                              Columbus  OH 43215         Officer and Director

Robert J. Woodward, Jr.       One Nationwide Plaza       Exec. VP - Chief Investment     Trustee
                              Columbus  OH 43215         Officer and Director

William S. Druen              One Nationwide Plaza       Sr. VP - General Counsel        N/A
                              Columbus  OH 43215         and Assistant Secretary

James F. Laird, Jr.           Three Nationwide Plaza     VP - General Manager            Treasurer
                              Columbus OH 43215

Edwin P. McCausland           One Nationwide Plaza       Senior VP - Fixed Income        Assistant Treasurer
                              Columbus  OH 43215         Securities

Joseph P. Rath                One Nationwide Plaza       VP - Compliance                 N/A
                              Columbus  OH 43215

William G. Goslee             One Nationwide Plaza       Vice President                  N/A
                              Columbus  OH 43215



Christopher A. Cray           Three Nationwide Plaza     Treasurer                       Assistant Treasurer
                              Columbus OH 43215

Susan A. Wolken               Three Nationwide Plaza     Director                        N/A
                              Columbus OH 43215

Dennis W. Click               One Nationwide Plaza       Vice President and Secretary    N/A
                              Columbus  OH 43215

Patricia J. Smith             Three Nationwide Plaza     Assistant Secretary             Assistant Secretary
                              Columbus OH 43215

Elizabeth A. Davin            One Nationwide Plaza       Assistant Secretary             Assistant Secretary
                              Columbus  OH 43215

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Christopher A. Cray
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215



ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

   (1) The Trust undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Trust's Annual Report, upon request and without charge.

   (2) The Trust undertakes to hold a shareholder meeting, if requested to do so by the shareholders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purpose of voting upon removal of a trustee or trustees and to assist shareholders in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.11 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this fifth day of January 1999.

                       NATIONWIDE INVESTING FOUNDATION III

                             By: JAMES F. LAIRD, JR.
                                 --------------------------
                             James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIFTH DAY OF JANUARY 1999.

Signature & Title
-----------------

Principal Executive Officer

DIMON R. MCFERSON*
----------------------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
----------------------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
----------------------------------
John C. Bryant, Trustee

C. BRENT DEVORE
----------------------------------
C. Brent Devore, Trustee

SUE A. DOODY*
----------------------------------
Sue A. Doody, Trustee

ROBERT M. DUNCAN*
----------------------------------
Robert M. Duncan, Trustee

CHARLES L. FUELLGRAF, JR.*
----------------------------------
Charles L. Fuellgraf, Jr., Trustee

THOMAS J. KERR, IV*
----------------------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
----------------------------------
Douglas F. Kridler, Trustee

NANCY C. THOMAS*
----------------------------------
Nancy C. Thomas, Trustee

HAROLD W. WEIHL*
----------------------------------
Harold W. Weihl, Trustee


          DAVID C. WETMORE*
          ----------------------------------
          David C. Wetmore, Trustee

          *By: JAMES F. LAIRD, JR.
               ----------------------------------
               James F. Laird, Jr., Attorney-In-Fact